Equity (Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 12, 2015	Jun. 01, 2015
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	200,000,000				200,000,000								200,000,000	200,000,000
Preferred Stock, Shares Issued	25,500,000				84,000,000								25,500,000	84,000,000
Preferred Stock, Shares Outstanding	25,500,000				84,000,000								25,500,000	84,000,000
Preferred Stock [Member]
Preferred Stock
Declaration Date	Nov. 16, 2015	Aug. 17, 2015	May 15, 2015	Mar. 05, 2015	Nov. 17, 2014	Aug. 15, 2014	May 15, 2014	Mar. 05, 2014	Nov. 15, 2013	Aug. 15, 2013	May 15, 2013	Mar. 05, 2013
Record Date	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013
Payment Date	Dec. 15, 2015	Sep. 15, 2015	Jun. 15, 2015	Mar. 16, 2015	Dec. 15, 2014	Sep. 15, 2014	Jun. 16, 2014	Mar. 17, 2014	Dec. 16, 2013	Sep. 16, 2013	Jun. 17, 2013	Mar. 15, 2013
Series A Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	27,600,000				27,600,000								27,600,000	27,600,000
Preferred Stock, Shares Issued	24,000,000				24,000,000								24,000,000	24,000,000
Preferred Stock, Shares Outstanding	24,000,000				24,000,000								24,000,000	24,000,000
Preferred Stock
Preferred stock, dividend rate	$ 0.253	$ 0.256	$ 0.256	$ 0.250	$ 0.253	$ 0.256	$ 0.256	$ 0.250	$ 0.253	$ 0.256	$ 0.256	$ 0.250
Preferred stock, dividends	$ 6	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 25	$ 26	$ 26
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	0				69,000,000								0	69,000,000
Preferred Stock, Shares Issued	0				60,000,000								0	60,000,000
Preferred Stock, Shares Outstanding	0				60,000,000								0	60,000,000		60,000,000
Preferred Stock
Preferred stock, dividend rate	$ 0.000	$ 0.000	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406
Preferred stock, dividends	$ 0	$ 0	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 48	$ 96	96
Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	1,500,000				0								1,500,000	0
Preferred Stock, Shares Issued	1,500,000				0								1,500,000	0			1,500,000
Preferred Stock, Shares Outstanding	1,500,000				0								1,500,000	0
Preferred Stock
Preferred stock, dividend rate	$ 28.292	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ 0.000
Preferred stock, dividends	$ 43	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 43	$ 0	$ 0
Series A Junior Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	10,000,000				10,000,000								10,000,000	10,000,000
Preferred Stock, Shares Issued	0				0								0	0
Preferred Stock, Shares Outstanding	0				0								0	0
Not Designated Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Authorized	160,900,000				93,400,000								160,900,000	93,400,000
Preferred Stock, Shares Issued	0				0								0	0
Preferred Stock, Shares Outstanding	0				0								0	0